Investment Portfolio - March 31, 2021

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.2%

Communication Services - 0.7%
Integrated Telecommunication Services - 0.7%
Radius Global Infrastructure, Inc. - Class A*	150,090	$2,206,323
Consumer Discretionary - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Hilton Worldwide Holdings, Inc.*	29,167	3,526,874
Information Technology - 2.5%
Internet Services & Infrastructure - 2.5%
Switch, Inc. - Class A	449,321	7,305,959
Real Estate - 94.8%
REITS - Health Care - 8.8%
CareTrust REIT, Inc.	106,045	2,469,258
Community Healthcare Trust, Inc.	118,999	5,488,234
Healthcare Realty Trust, Inc.	88,562	2,685,200
Healthcare Trust of America, Inc. - Class A	173,525	4,785,819
Healthpeak Properties, Inc.	228,030	7,237,672
Welltower, Inc.	47,841	3,426,851
		26,093,034
REITS - Hotel & Resort - 1.2%
Apple Hospitality REIT, Inc.	242,019	3,526,217
REITS - Industrial - 19.7%
Americold Realty Trust	203,148	7,815,104
Duke Realty Corp.	172,381	7,227,935
First Industrial Realty Trust, Inc.	108,337	4,960,751
Innovative Industrial Properties, Inc.	7,550	1,360,208
Prologis, Inc.	240,998	25,545,788
Rexford Industrial Realty, Inc.	86,715	4,370,436
STAG Industrial, Inc.	88,975	2,990,450
Terreno Realty Corp.	63,315	3,657,708
		57,928,380
REITS - Office - 8.0%
Brandywine Realty Trust	283,017	3,653,750
Cousins Properties, Inc.	217,058	7,673,000
Douglas Emmett, Inc	128,675	4,040,395
Hibernia REIT plc (Ireland)	1,606,740	2,080,183
Kilroy Realty Corp	91,832	6,026,934
		23,474,262
REITS - Residential - 26.9%
American Campus Communities, Inc.	81,528	3,519,564
American Homes 4 Rent - Class A	256,695	8,558,211
Apartment Income REIT Corp.	44,453	1,900,810
AvalonBay Communities, Inc.	31,049	5,728,851
Camden Property Trust	46,664	5,128,840
Equity LifeStyle Properties, Inc.	121,860	7,755,170
Essex Property Trust, Inc.	16,394	4,456,545
Flagship Communities REIT	126,285	1,919,532
Invitation Homes, Inc.	401,170	12,833,428
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
REITS - Residential (continued)
Mid-America Apartment Communities, Inc.	66,810	$9,644,692
Sun Communities, Inc.	77,615	11,645,355
UDR, Inc.	136,751	5,997,899
		79,088,897
REITS - Retail - 3.5%
Agree Realty Corp.	70,841	4,768,308
Getty Realty Corp.	124,960	3,538,867
Realty Income Corp.	31,669	2,010,982
		10,318,157
REITS - Specialized - 26.7%
American Tower Corp.	24,171	5,778,319
Crown Castle International Corp.	13,092	2,253,526
Digital Realty Trust, Inc.	65,768	9,262,765
Equinix, Inc.	40,375	27,438,446
Extra Space Storage, Inc.	32,115	4,256,843
Lamar Advertising Co. - Class A	33,985	3,191,871
Life Storage, Inc.	51,146	4,395,999
Public Storage	47,324	11,677,670
SBA Communications Corp.	36,997	10,268,518
		78,523,957
Total Real Estate		278,952,904
TOTAL COMMON STOCKS (Identified Cost $242,353,827)		291,992,060

SHORT-TERM INVESTMENT - 0.7%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[1]
(Identified Cost $2,064,842)	2,064,842	2,064,842
TOTAL INVESTMENTS - 99.9% (Identified Cost $244,418,669)		294,056,902
OTHER ASSETS, LESS LIABILITIES - 0.1%.		147,533
NET ASSETS - 100%		$294,204,435

Investment Portfolio - March 31, 2021

(unaudited)

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of March 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,206,323	$2,206,323	$—	$—
Consumer Discretionary	3,526,874	3,526,874	—	—
Information Technology	7,305,959	7,305,959	—	—
Real Estate*	278,952,904	276,872,721	2,080,183	—
Short-Term Investment	2,064,842	2,064,842	—	—
Total assets	$294,056,902	$291,976,719	$2,080,183	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2020 or March 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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